Note 4 - Inventories (Detail) - Inventory (USD $)	Dec. 31, 2012	Dec. 31, 2011
Bunkers	$ 1,854,589	$ 1,325,541
Lubricants	1,297,818	1,090,567
Total	$ 3,152,407	$ 2,416,108